RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of share, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement.

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s ordinary shares. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s ordinary shares if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The table below summarizes the effects of the restatement on the financial statements for the periods indicated below:

	As Previously			As
	Reported		Adjustments	Restated
Balance sheet as of December 7, 2020 (audited)
Warrant Liability	$—		$13,546,666	$13,546,666
Total Liabilities	10,500,000		13,546,666	24,046,666
Class A Ordinary Shares Subject to Possible Redemption	286,002,020		(13,546,670)	272,455,350
Class A Ordinary Shares	140		135	275
Additional Paid in Capital	5,004,072		506,651	5,510,723
Accumulated Deficit	(5,000)		(506,782)	(511,782)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—		$17,126,666	$17,126,666
Total Liabilities	10,620,564		17,126,666	27,747,230
Class A Ordinary Share Subject to Possible Redemption	285,849,430		(17,126,660)	268,722,770
Class A Ordinary Share	142		171	313
Additional paid in capital	5,156,660		4,086,605	9,243,265
Accumulated Deficit	(157,584)		(4,086,782)	(4,244,366)
Shareholders’ Equity	5,000,009		(6)	5,000,003

Statement of Operations for the Period from October 12, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—		$(3,580,000)	$(3,580,000)
Transaction costs allocable to warrants	—		(506,782)	(506,782)
Net loss	(157,584)		(4,086,782)	(4,244,366)
Weighted average shares outstanding, Ordinary share subject to possible redemption	30,000,000		—	30,000,000
Basic and diluted net income per share, Ordinary share subject to possible redemption	0.00		—	0.00
Weighted average shares outstanding, Ordinary share	7,500,000		—	7,500,000
Basic and diluted net loss per share, Ordinary share	(0.02)		(0.55)	(0.57)

Cash Flow Statement for the Period from October 12, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(157,584)		$(4,086,782)	$(4,244,366)
Change in fair value of warrant liability	—		(3,580,000)	(3,580,000)
Transaction costs allocable to warrants	—		(506,782)	(506,782)
Initial classification of Class A Ordinary share subject to possible redemption	286,002,020		(13,546,670)	272,455,350
Change in value of Class A Ordinary share subject to possible redemption	(152,590)		(3,579,990)	(3,732,580)